Debt - Future Minimum Payments of Debt and Capital Lease Arrangements (Details) $ in Millions	Dec. 31, 2018 USD ($)
Debt Disclosure [Abstract]
2018	$ 0.1
2019	0.1
2020	0.1
2021	0.0
2022	$ 837.5